Schedule of Investments (unaudited)
January 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 105.3%
Communication Services — 18.2%
Diversified Telecommunication Services — 6.6%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	6,740,000	$5,277,407 (a)(b)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,830,000	866,702 (a)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	1,840,000	504,563 (a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	2,500,000	1,992,048 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	520,000	414,189 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	5,051,707	5,449,352 (b)
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	2,821,618	2,607,533 (c)
Level 3 Financing Inc., Senior Secured Notes	11.000%	11/15/29	2,220,000	2,519,569 (a)(b)
Optics Bidco SpA, Senior Secured Notes	6.000%	9/30/34	2,485,000	2,395,255 (a)(b)
Optics Bidco SpA, Senior Secured Notes	7.200%	7/18/36	1,176,000	1,199,827 (a)
Optics Bidco SpA, Senior Secured Notes	7.721%	6/4/38	202,000	212,400 (a)
Telecom Argentina SA, Senior Notes	9.500%	7/18/31	920,000	957,950 (a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	161,000	153,552
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	394,000	395,741
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	98,000	101,339
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	1,670,000	1,701,132 (a)
Total Diversified Telecommunication Services				26,748,559
Entertainment — 0.7%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	2,660,000	2,768,466 (a)(b)
Interactive Media & Services — 0.4%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,930,000	1,657,626 (a)
Media — 5.8%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	1,060,000	1,132,557 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	1,500,000	1,274,103 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,430,000	1,987,096 (a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	7,400,000	4,474,213 (b)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.750%	4/15/28	1,410,000	1,308,604 (a)(b)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	750,000	742,497 (a)(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	120,000	118,910 (a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,520,000	1,001,505
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	845,500	744,040 (a)
Sirius XM Radio LLC, Senior Notes	3.875%	9/1/31	1,500,000	1,292,904 (a)(b)
Sunrise HoldCo IV BV, Senior Secured Notes	5.500%	1/15/28	2,500,000	2,472,351 (a)(b)
United Group BV, Senior Secured Notes	5.250%	2/1/30	1,030,000 EUR	1,076,469 (b)(d)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	1,240,000	1,081,499 (a)(b)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,500,000 GBP	2,900,397 (a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,820,000	1,628,245 (a)(b)
Total Media				23,235,390
Wireless Telecommunication Services — 4.7%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	360,000	357,269 (a)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,150,000	$1,145,068 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,220,000	1,678,029 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	2,330,000	1,279,353 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	800,000	582,298 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	4,630,000	3,494,793 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,335,554 (b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	6,180,296 (e)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	2,060,000	1,813,020 (a)(b)
Total Wireless Telecommunication Services				18,865,680

Total Communication Services				73,275,721
Consumer Discretionary — 23.6%
Automobile Components — 4.0%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	2,143,000	2,141,682 (a)(b)
Adient Global Holdings Ltd., Senior Notes	7.500%	2/15/33	740,000	750,788 (a)(f)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	3,921,000	3,926,725 (b)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,170,000	1,074,638 (b)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	910,000	925,111 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	840,000	856,543 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	2,980,000	3,177,669 (a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	950,000	957,935 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	1,230,000	1,230,876 (a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	870,000	838,943 (a)
Total Automobile Components				15,880,910
Automobiles — 2.3%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.375%	3/31/29	1,300,000 GBP	1,609,029 (a)
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,500,000	1,255,834 (b)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	1,500,000	1,592,467 (b)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,110,000	968,082 (b)
Mclaren Finance PLC, Senior Secured Notes	7.500%	8/1/26	1,250,000	1,253,623 (a)(b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,640,000	2,630,072 (a)(b)
Total Automobiles				9,309,107
Broadline Retail — 0.8%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	2,240,000	2,377,409 (a)(b)
Prosus NV, Senior Notes	4.193%	1/19/32	600,000	531,775 (d)
QVC Inc., Senior Secured Notes	5.450%	8/15/34	392,000	241,259
Total Broadline Retail				3,150,443
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	2,100,000	2,213,868 (a)(b)
Diversified Consumer Services — 1.1%
IPD 3 BV, Senior Secured Notes	8.000%	6/15/28	190,000 EUR	208,105 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	6.224%	6/15/31	230,000 EUR	240,737 (a)(g)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	1,500,000	1,499,493 (a)(b)
Service Corp. International, Senior Notes	7.500%	4/1/27	2,090,000	2,153,095
WW International Inc., Senior Secured Notes	4.500%	4/15/29	770,000	158,636 (a)
Total Diversified Consumer Services				4,260,066
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — 11.9%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	2,460,000 EUR	$2,579,119 (a)(b)
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	1,500,000 EUR	1,572,634 (b)(d)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	1,000,000	1,031,376 (a)(b)
Carnival Corp., Senior Notes	6.125%	2/15/33	1,060,000	1,063,288 (a)(f)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	50,000	53,244 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	6,990,000 EUR	6,413,422 (b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,770,000	3,801,098 (a)(b)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	1,300,000	1,143,884 (a)(b)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,240,000	1,148,565 (a)(b)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	246,000	247,054 (a)
NCL Corp. Ltd., Senior Notes	6.750%	2/1/32	3,530,000	3,587,324 (a)(b)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	760,000	807,488 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	3,000,000	3,032,190 (a)(b)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	1,900,000 GBP	2,511,832 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	4,720,000	4,724,239 (a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	2,910,000	2,920,438 (a)(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	2,620,000	2,351,114 (b)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,000,000	998,763 (a)(b)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	1,500,000	1,485,991 (a)(b)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,250,000	2,172,838 (a)(b)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,300,000	1,211,684 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,170,000	2,104,719 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	750,000	784,693 (a)
Total Hotels, Restaurants & Leisure				47,746,997
Specialty Retail — 2.8%
FirstCash Inc., Senior Notes	4.625%	9/1/28	500,000	478,490 (a)
FirstCash Inc., Senior Notes	6.875%	3/1/32	1,000,000	1,015,112 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,500,000	1,533,750 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	2,480,000	2,196,337 (a)(b)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,860,000	1,448,159 (a)(b)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	580,000	578,749 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	2,110,000	2,127,530 (b)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	2,098,000	2,057,688 (a)
Total Specialty Retail				11,435,815
Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	950,000	910,465 (a)

Total Consumer Discretionary				94,907,671
Consumer Staples — 0.8%
Beverages — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	2,150,000	2,052,767 (a)
Food Products — 0.3%
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	1,098,000	1,090,451 (a)

Total Consumer Staples				3,143,218
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 15.8%
Energy Equipment & Services — 0.3%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	910,000	$926,632 (a)
Oil, Gas & Consumable Fuels — 15.5%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	500,000	523,521 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	240,000	234,412 (b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,320,000	1,069,543 (b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	1,030,000	1,079,704 (a)(b)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	740,000	745,714 (a)(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,350,000	1,658,968 (b)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	4,110,000	2,804,902 (b)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	950,000	951,865 (b)(g)(h)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	751,000	741,179 (g)(h)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	1,812,000	1,748,263 (a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	950,000	1,024,007 (a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	460,000	438,278 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	360,000	350,592 (b)
Expand Energy Corp., Senior Notes	4.750%	2/1/32	1,000,000	933,557 (b)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	890,000	929,552 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	1,360,000	1,414,737 (a)(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,215,862 (b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	10.052%	9/30/29	582,703	573,962 (a)(g)(i)(j)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,131,259 (a)(b)
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	1,052,000	1,054,998 (b)
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	980,000	985,620
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,313,716 (b)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	970,000	972,953 (a)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,620,000	5,425,819 (b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,336,926 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,000,000	637,583 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	701,569
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	5,220,000	3,487,091 (b)
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,759,000	1,759,398 (b)
Range Resources Corp., Senior Notes	8.250%	1/15/29	710,000	731,154 (b)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	620,000	653,429 (a)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	3,290,000	3,430,509 (a)(g)(h)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	3,390,000	3,733,912 (a)(b)
Vermilion Energy Inc., Senior Notes	7.250%	2/15/33	1,180,000	1,174,774 (a)(f)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	220,000	207,417
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,540,000	1,309,590 (b)
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	7,627,000	6,562,174 (e)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	865,341 (b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	3,785,873 (e)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
YPF SA, Senior Notes	6.950%	7/21/27	670,000	$675,183 (a)
Total Oil, Gas & Consumable Fuels				62,374,906

Total Energy				63,301,538
Financials — 10.6%
Banks — 5.2%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	1,890,000	1,691,272 (a)(g)(h)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,000,000	1,153,113 (g)(h)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	4,320,000	4,478,972 (a)(e)(g)(h)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000	2,569,612 (a)(b)(g)(h)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,730,000	1,963,065 (b)(g)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	3,050,000	3,055,254 (a)(b)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	570,000	506,060 (a)(g)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	820,000	831,143 (f)(g)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	4,320,000	4,538,860 (e)(g)(h)
Total Banks				20,787,351
Capital Markets — 1.5%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	2,000,000	1,781,074 (a)(b)
Credit Suisse AG AT1 Claim	—	—	14,780,000	0 *(i)(j)(k)
StoneX Group Inc., Senior Secured Notes	7.875%	3/1/31	1,540,000	1,622,904 (a)(b)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	1,000,000	1,006,830 (d)(g)(h)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	1,440,000	1,573,788 (a)(b)(g)(h)
Total Capital Markets				5,984,596
Consumer Finance — 0.8%
Navient Corp., Senior Notes	6.750%	6/15/26	1,990,000	2,025,416 (b)
OneMain Finance Corp., Senior Notes	7.125%	3/15/26	1,250,000	1,275,750
Total Consumer Finance				3,301,166
Financial Services — 1.6%
Boost Newco Borrower LLC, Senior Secured Notes	7.500%	1/15/31	360,000	377,135 (a)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	190,000 GBP	251,571 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,330,000	2,409,805 (a)(b)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	1,190,000	1,236,218 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	1,250,000	1,251,840 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	970,000	889,907 (a)
Total Financial Services				6,416,476
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.7%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	1,520,000	$1,533,954 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000	1,204,372 (a)(b)
Total Insurance				2,738,326
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	1,000,000	898,436 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	580,000	552,157 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	1,820,000	1,882,309 (a)(b)
Total Mortgage Real Estate Investment Trusts (REITs)				3,332,902

Total Financials				42,560,817
Health Care — 7.5%
Health Care Providers & Services — 5.1%
Centene Corp., Senior Notes	3.375%	2/15/30	900,000	807,011
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,190,000	971,958 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	5,760,000	5,939,842 (a)(b)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000	2,367,371 (b)
LifePoint Health Inc., Senior Secured Notes	4.375%	2/15/27	2,200,000	2,199,943 (a)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	1,000,000	1,106,921 (a)(b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,500,000	1,529,197 (a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	1,930,000	1,935,346 (b)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	890,000	891,176 (b)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	2,500,000	2,581,295 (b)
Total Health Care Providers & Services				20,330,060
Pharmaceuticals — 2.4%
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	1,890,000	1,533,082 (a)(b)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	1,000,000 GBP	1,184,861 (a)(b)
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	1,440,000	1,542,102 (a)(b)
Par Pharmaceutical Inc., Escrow	—	—	1,050,000	0 *(a)(i)(j)(k)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,424,163 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	2,700,000	2,643,668 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	480,000	351,264
Total Pharmaceuticals				9,679,140

Total Health Care				30,009,200
Industrials — 15.0%
Aerospace & Defense — 1.7%
Bombardier Inc., Senior Notes	7.500%	2/1/29	1,910,000	1,990,046 (a)(b)
Bombardier Inc., Senior Notes	8.750%	11/15/30	1,200,000	1,293,598 (a)(b)
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,450,000	1,499,052 (a)(b)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,000,000	1,018,969 (a)(b)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	865,000	894,298 (a)
Total Aerospace & Defense				6,695,963
Building Products — 0.9%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	520,000	532,021 (a)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	2,580,000	2,589,649 (a)(f)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Building Products — continued
Standard Industries Inc., Senior Notes	4.375%	7/15/30	540,000	$501,852 (a)(b)
Total Building Products				3,623,522
Commercial Services & Supplies — 2.5%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	1,250,000	1,219,058 (b)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,930,000	4,158,860 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	1,870,000	2,049,161
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	990,000	1,045,944
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	1,620,000	1,682,619 (a)(b)
Total Commercial Services & Supplies				10,155,642
Construction & Engineering — 1.5%
Arcosa Inc., Senior Notes	6.875%	8/15/32	640,000	656,471 (a)
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/ Andean Telecom Partners Peru S.R.L., Senior Secured Notes	4.050%	4/27/26	1,690,000	1,669,365 (a)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	1,700,000	1,691,840 (a)(f)
Brundage-Bone Concrete Pumping Holdings Inc., Senior Secured Notes	7.500%	2/1/32	360,000	364,784 (a)
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	1,630,000	1,821,616 (a)
Total Construction & Engineering				6,204,076
Electrical Equipment — 0.2%
Sensata Technologies BV, Senior Notes	4.000%	4/15/29	750,000	694,790 (a)
Ground Transportation — 0.7%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,950,000	1,811,004 (a)
XPO Inc., Senior Notes	7.125%	2/1/32	1,000,000	1,032,991 (a)
Total Ground Transportation				2,843,995
Machinery — 0.8%
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	2,261,000	2,245,439 (b)
TK Elevator Holdco GmbH, Senior Notes	6.625%	7/15/28	990,000 EUR	1,033,205 (a)
Total Machinery				3,278,644
Passenger Airlines — 5.1%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	6,420,000	6,767,829 (a)(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	880,000	901,124 (b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	7,670,000	7,701,500 (a)(e)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,837,998	1,524,516 *(a)(l)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,100,000	912,389 *(a)(b)(l)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	2,700,000	2,662,847 (a)(b)
Total Passenger Airlines				20,470,205
Professional Services — 0.7%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,780,000	2,865,101 (a)
Trading Companies & Distributors — 0.5%
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	302,000	302,046
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	1,500,000	1,504,320 (a)(b)
Total Trading Companies & Distributors				1,806,366
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Transportation Infrastructure — 0.4%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	400,000	$404,330 (a)
Gatwick Airport Finance PLC, Senior Secured Notes	4.375%	4/7/26	1,000,000 GBP	1,222,013 (b)(d)
Total Transportation Infrastructure				1,626,343

Total Industrials				60,264,647
Information Technology — 3.9%
Communications Equipment — 1.7%
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	1,140,000	1,016,229 (a)
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	5,210,000	4,676,381 (a)(b)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,830,000	1,320,345 (a)
Total Communications Equipment				7,012,955
Electronic Equipment, Instruments & Components — 0.4%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	650,000	693,606 (a)
EquipmentShare.com Inc., Senior Secured Notes	8.000%	3/15/33	790,000	822,059 (a)
Total Electronic Equipment, Instruments & Components				1,515,665
IT Services — 0.5%
Amentum Holdings Inc., Senior Notes	7.250%	8/1/32	970,000	984,201 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	910,000	934,996 (a)
Total IT Services				1,919,197
Software — 1.0%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	2,970,000	3,089,248 (a)(b)
Open Text Corp., Senior Notes	3.875%	2/15/28	1,000,000	950,468 (a)(b)
Total Software				4,039,716
Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	630,000	653,742 (a)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	495,000	487,981
Total Technology Hardware, Storage & Peripherals				1,141,723

Total Information Technology				15,629,256
Materials — 6.5%
Chemicals — 0.7%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	700,000	489,518 (d)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	490,000	512,932 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,690,000	1,717,981 (a)(b)
Total Chemicals				2,720,431
Construction Materials — 0.6%
Cemex SAB de CV, Subordinated Notes (9.125% to 6/14/28 then 5 year Treasury Constant Maturity Rate + 5.157%)	9.125%	3/14/28	1,000,000	1,034,993 (a)(g)(h)
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	1,380,000	1,472,420 (a)(b)
Total Construction Materials				2,507,413
Containers & Packaging — 1.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,036,250	64,766 (a)(c)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	3,220,000	1,782,899 (a)(b)
Ball Corp., Senior Notes	3.125%	9/15/31	750,000	645,216
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,000,000	904,279 (a)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Containers & Packaging — continued
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,320,000	$1,395,900
Total Containers & Packaging				4,793,060
Metals & Mining — 4.0%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,200,000	3,433,438 (e)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	2,350,000	2,486,486 (a)(b)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	4,520,000	4,642,424 (a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,620,000	2,438,834 (b)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	3,166,031 (e)
Total Metals & Mining				16,167,213

Total Materials				26,188,117
Real Estate — 1.7%
Diversified REITs — 0.2%
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	710,000	721,898 (a)(f)
Health Care REITs — 0.0%††
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	260,000	200,544
Hotel & Resort REITs — 0.7%
Service Properties Trust, Senior Notes	8.875%	6/15/32	2,770,000	2,699,087 (b)
Real Estate Management & Development — 0.5%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	283,685	24,113 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	219,267	7,400 (c)(d)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	287,234	8,258 (c)(d)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	414,893	3,630 (d)(h)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	109,505	1,794 (c)(d)
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	1,450,000	145,000 *(d)(m)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	330,000	355,727 (a)(b)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes, Step bond (10.500% to 11/15/25 then 11.000%)	10.500%	1/15/28	1,364,774	1,394,084 (a)
Total Real Estate Management & Development				1,940,006
Specialized REITs — 0.3%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	1,300,000	1,338,200 (a)(b)

Total Real Estate				6,899,735
Utilities — 1.7%
Electric Utilities — 1.5%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	1,410,000	1,426,540 (a)
Eskom Holdings SOC Ltd., Senior Notes	4.314%	7/23/27	1,210,000	1,154,388 (d)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	1,000,000	966,051 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	980,000	1,035,438 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	1,250,000	1,287,156 (a)(b)
Total Electric Utilities				5,869,573
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — 0.2%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	970,000	$1,002,578 (a)

Total Utilities				6,872,151
Total Corporate Bonds & Notes (Cost — $399,864,445)				423,052,071
Senior Loans — 15.0%
Communication Services — 1.2%
Media — 1.2%
Diamond Sports Net LLC, First Lien Exit Term Loan	—	1/2/28	2,290,000	2,078,175 (n)
iHeartCommunications Inc., Refinanced Term Loan B (3 mo. Term SOFR + 6.037%)	10.391%	5/1/29	1,368,000	1,217,951 (g)(o)(p)
Ziggo Financing Partnership, Term Loan I (1 mo. Term SOFR + 2.614%)	6.921%	4/30/28	1,500,000	1,492,733 (g)(o)(p)

Total Communication Services				4,788,859
Consumer Discretionary — 3.5%
Automobile Components — 1.4%
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	8.426%	4/6/28	1,978,759	1,979,818 (g)(o)(p)
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.812%	5/6/30	1,500,000	1,500,562 (g)(o)(p)
First Brands Group LLC, 2022 Incremental Term Loan (3 mo. Term SOFR + 5.262%)	9.552%	3/30/27	1,976,637	1,946,493 (g)(o)(p)
Total Automobile Components				5,426,873
Diversified Consumer Services — 0.1%
WW International Inc., Initial Term Loan (3 mo. Term SOFR + 3.762%)	8.052%	4/13/28	2,250,000	516,251 (g)(o)(p)
Hotels, Restaurants & Leisure — 2.0%
1011778 BC Unlimited Liability Co., Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.062%	9/20/30	992,513	990,651 (g)(o)(p)
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.562%	2/6/31	1,284,646	1,290,402 (g)(o)(p)
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.500%)	7.812%	1/27/29	1,978,381	1,990,855 (g)(o)(p)
Scientific Games International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	6.551%	4/14/29	2,238,764	2,251,133 (g)(o)(p)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	6.312%	3/14/31	1,488,750	1,493,507 (g)(o)(p)
Total Hotels, Restaurants & Leisure				8,016,548

Total Consumer Discretionary				13,959,672
Consumer Staples — 0.9%
Beverages — 0.5%
Triton Water Holdings Inc., First Lien Initial Term Loan (PRIME + 3.512%)	7.840%	3/31/28	1,976,939	1,988,781 (g)(o)(p)
Consumer Staples Distribution & Retail — 0.4%
Froneri International Ltd., Term Loan Facility B4 (6 mo. Term SOFR + 2.000%)	6.237%	9/29/31	1,488,342	1,492,933 (g)(o)(p)

Total Consumer Staples				3,481,714
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 2025 Term Loan B6 (1 mo. Term SOFR + 1.750%)	6.062%	11/22/30	496,256	$497,651 (g)(o)(p)

Financials — 3.0%
Banks — 0.4%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	7.312%	8/2/28	1,481,697	1,486,017 (g)(o)(p)
Capital Markets — 0.7%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	8.979%	11/12/27	992,268	953,614 (g)(o)(p)
First Eagle Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.000%)	7.329%	3/5/29	992,500	996,942 (g)(o)(p)
Osaic Holdings Inc., Term Loan B4 (1 mo. Term SOFR + 3.500%)	7.812%	8/17/28	992,519	998,677 (g)(o)(p)
Total Capital Markets				2,949,233
Consumer Finance — 0.4%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	9.312%	3/12/29	1,810,900	1,828,040 (g)(o)(p)
Financial Services — 0.9%
Boost Newco Borrower LLC, Term Loan B1 (3 mo. Term SOFR + 2.500%)	6.829%	1/31/31	1,995,000	2,005,972 (g)(o)(p)
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	6.395%	12/10/31	989,691	989,424 (g)(o)(p)
Nexus Buyer LLC, Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	8.312%	7/31/31	646,754	649,658 (g)(o)(p)
Total Financial Services				3,645,054
Insurance — 0.5%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	8.412%	8/19/28	1,979,747	1,978,787 (g)(o)(p)
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust Inc., Term Loan (1 mo. Term SOFR + 2.364%)	6.675%	4/23/26	353,335	353,335 (g)(j)(o)(p)

Total Financials				12,240,466
Health Care — 1.4%
Health Care Equipment & Supplies — 0.5%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.562%	10/23/28	1,843,424	1,854,217 (g)(o)(p)
Health Care Providers & Services — 0.2%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	8.052%	5/16/31	997,500	995,630 (g)(o)(p)
Health Care Technology — 0.5%
Cotiviti Inc., Initial Floating Rate Term Loan (1 mo. Term SOFR + 2.750%)	7.087%	5/1/31	1,488,769	1,500,865 (g)(o)(p)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	8.037%	12/31/30	79,911	64,390 (g)(o)(p)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	9.149%	12/31/30	662,415	533,754 (g)(o)(p)
Total Health Care Technology				2,099,009
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — 0.2%
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	6.562%	5/5/28	713,131	$715,955 (g)(o)(p)

Total Health Care				5,664,811
Industrials — 3.5%
Aerospace & Defense — 0.6%
TransDigm Inc., Term Loan J (3 mo. Term SOFR + 2.500%)	6.829%	2/28/31	2,481,281	2,493,377 (g)(o)(p)
Building Products — 0.8%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.840%	5/17/28	395,898	306,226 (g)(o)(p)
Quikrete Holdings Inc., 2031 Term Loan B (1 mo. Term SOFR + 2.500%)	6.812%	4/14/31	1,484,873	1,488,682 (g)(o)(p)
Quikrete Holdings Inc., Term Loan B	—	1/31/32	1,380,000	1,388,625 (j)(n)
Total Building Products				3,183,533
Commercial Services & Supplies — 0.8%
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.162%	5/12/28	1,488,462	1,495,271 (g)(o)(p)
Garda World Security Corp., Tenth Additional Term Loan (1 mo. Term SOFR + 3.500%)	7.805%	2/1/29	1,736,764	1,744,797 (g)(o)(p)
Total Commercial Services & Supplies				3,240,068
Construction & Engineering — 0.1%
Tutor Perini Corp., Term Loan (1 mo. Term SOFR + 4.750%)	9.176%	8/18/27	154,440	154,859 (g)(o)(p)
Machinery — 0.6%
TK Elevator Midco GmbH, USD Term Loan Facility B2 (3 mo. Term SOFR + 3.500%)	7.737%	4/30/30	2,475,094	2,496,367 (g)(o)(p)
Passenger Airlines — 0.6%
Spirit Airlines Inc., Term Loan (1 mo. Term SOFR + 7.000%)	11.302%	11/18/25	1,136,621	1,143,015 (g)(o)(p)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.000%)	6.297%	2/22/31	1,214,993	1,220,740 (g)(o)(p)
Total Passenger Airlines				2,363,755

Total Industrials				13,931,959
Information Technology — 1.2%
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp., Term Loan B2 (1 mo. Term SOFR + 2.000%)	6.312%	7/2/29	1,370,876	1,379,232 (g)(o)(p)
Semiconductors & Semiconductor Equipment — 0.3%
MKS Instruments Inc., 2025 Dollar Term Loan B1 (1 mo. Term SOFR + 2.000%)	6.305%	8/17/29	1,299,074	1,307,200 (g)(o)(p)
Software — 0.6%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.312%	10/16/26	1,164,224	1,127,574 (g)(o)(p)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	11.312%	2/19/29	500,000	403,437 (g)(o)(p)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	8.791%	7/1/31	827,925	783,946 (g)(o)(p)
Total Software				2,314,957

Total Information Technology				5,001,389
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 0.2%
Tanzania — 0.2%
Government of the United Republic of Tanzania, Term Loan A2 (3 mo. Term SOFR + 5.450%)	9.881%	4/29/31	700,000	$691,250 (g)(i)(j)(o)(p)

Total Senior Loans (Cost — $61,662,758)				60,257,771
Sovereign Bonds — 12.6%
Angola — 0.5%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	2,200,000	1,988,470 (a)
Argentina — 0.8%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	2,063,578	1,462,561 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	350,000	332,570 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	1,640,000	1,529,300 (a)
Total Argentina				3,324,431
Bahamas — 0.8%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	2,060,000	2,143,224 (a)(b)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,030,000	990,681 (a)
Total Bahamas				3,133,905
Bahrain — 0.6%

Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	2,750,000	2,336,392 (a)
Brazil — 0.3%

Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	1,500,000	1,310,498
Chile — 0.2%

Chile Government International Bond, Senior Notes	3.100%	5/7/41	1,000,000	722,333
Colombia — 0.4%

Colombia Government International Bond, Senior Notes	4.125%	2/22/42	2,670,000	1,701,167
Costa Rica — 0.1%

Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	460,000	479,550 (a)
Dominican Republic — 0.8%

Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	3,330,000	3,085,410 (a)
Ecuador — 0.1%

Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	540,000	319,756 (a)
Egypt — 0.7%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	1,000,000	967,437 (a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,038,000	1,837,670 (d)
Total Egypt				2,805,107
Guatemala — 0.1%

Guatemala Government Bond, Senior Notes	5.375%	4/24/32	500,000	475,307 (a)
Indonesia — 0.3%

Indonesia Treasury Bond	6.875%	4/15/29	21,000,000,000 IDR	1,286,710
Ivory Coast — 0.7%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	476,945	454,886 (a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,750,000	2,468,572 (a)
Total Ivory Coast				2,923,458
Jordan — 0.6%

Jordan Government International Bond, Senior Notes	5.850%	7/7/30	2,540,000	2,358,056 (a)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Kenya — 0.4%

Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,500,000	$1,483,046 (a)
Mexico — 0.5%

Mexico Government International Bond, Senior Notes	2.659%	5/24/31	2,500,000	2,056,207 (b)
Nigeria — 0.5%
Nigeria Government International Bond, Senior Notes	7.625%	11/21/25	1,000,000	1,006,021 (d)
Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,130,000	941,495 (d)
Total Nigeria				1,947,516
Oman — 0.2%

Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000	805,572 (a)
Panama — 0.4%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,110,000	1,517,281 (b)
Panama Government International Bond, Senior Notes	4.500%	5/15/47	500,000	329,736 (b)
Total Panama				1,847,017
Peru — 0.2%

Peruvian Government International Bond, Senior Notes	3.000%	1/15/34	800,000	650,644 (b)
Philippines — 0.1%

Philippine Government International Bond, Senior Notes	3.200%	7/6/46	500,000	344,359
Qatar — 0.1%

Qatar Government International Bond, Senior Notes	3.750%	4/16/30	500,000	477,043 (a)
Saudi Arabia — 1.1%
Saudi Government International Bond, Senior Notes	4.000%	4/17/25	1,500,000	1,498,178 (a)(b)
Saudi Government International Bond, Senior Notes	3.250%	10/26/26	3,000,000	2,935,127 (a)
Total Saudi Arabia				4,433,305
South Africa — 0.3%

Republic of South Africa Government International Bond, Senior Notes	6.250%	3/8/41	1,500,000	1,299,580
Turkey — 0.8%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	1,400,000	1,366,505
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	2,400,000	1,719,025
Total Turkey				3,085,530
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	20,726	11,778 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	77,450	33,716 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/34	75,885	43,057 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	65,450	40,590 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/35	132,798	74,555 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	54,542	33,688 (a)
Ukraine Government International Bond, Senior Notes, Step bond (1.750% to 8/1/25 then 4.500%)	1.750%	2/1/36	170,740	94,281 (a)
Total Ukraine				331,665
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

United Arab Emirates — 0.4%

Abu Dhabi Government International Bond, Senior Notes	3.125%	10/11/27	1,750,000	$1,686,904 (a)
Uruguay — 0.5%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	89,000,000 UYU	2,059,216

Total Sovereign Bonds (Cost — $47,500,464)				50,758,154
Collateralized Mortgage Obligations(q) — 7.4%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.425%	9/15/34	1,000,000	948,107 (a)(g)
BANK, 2021-BN35 H	1.661%	6/15/64	890,000	319,922 (a)(g)
BANK, 2021-BN35 K	1.661%	6/15/64	1,846,154	579,686 (a)(g)
BANK, 2022-BNK41 E	2.500%	4/15/65	2,100,000	1,336,682 (a)
BANK, 2022-BNK43 D	3.000%	8/15/55	2,250,000	1,648,407 (a)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	7.994%	5/15/34	1,431,159	1,441,013 (a)(g)
BX Trust, 2021-ARIA E (1 mo. Term SOFR + 2.359%)	6.665%	10/15/36	1,650,000	1,648,505 (a)(g)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	600,000	481,130 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	1,040,000	956,439 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.369%	9/15/48	550,000	427,056 (a)(g)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.357%	8/15/48	990,000	856,534 (g)
Extended Stay America Trust, 2021-ESH F (1 mo. Term SOFR + 3.814%)	8.120%	7/15/38	1,086,796	1,094,314 (a)(g)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	10.601%	10/25/33	1,430,000	1,781,259 (a)(g)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	8.351%	1/25/44	2,000,000	2,093,632 (a)(g)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.639%	3/15/41	1,000,000	1,008,568 (a)(g)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	1,500,000	1,539,661 (a)(g)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 3.047%)	7.354%	5/15/38	1,650,000	1,650,471 (a)(g)
KIND Trust, 2021-KIND C (1 mo. Term SOFR + 1.864%)	6.174%	8/15/38	1,487,782	1,471,053 (a)(g)
Life Mortgage Trust, 2021-BMR F (1 mo. Term SOFR + 2.464%)	6.770%	3/15/38	1,332,465	1,315,398 (a)(g)
MHC Commercial Mortgage Trust, 2021-MHC F (1 mo. Term SOFR + 2.715%)	7.021%	4/15/38	1,200,000	1,200,909 (a)(g)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.577%	12/15/48	970,000	889,401 (g)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	1,020,000	864,797
SLG Office Trust, 2021-OVA F	2.851%	7/15/41	2,119,000	1,684,413 (a)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	6.257%	1/15/39	1,500,000	1,481,206 (a)(g)
WB Commercial Mortgage Trust, 2024-HQ D	8.278%	3/15/40	1,050,000	1,065,246 (a)(g)

Total Collateralized Mortgage Obligations (Cost — $28,125,781)				29,783,809
Asset-Backed Securities — 7.1%
AIMCO CLO Ltd., 2024-22A E (3 mo. Term SOFR + 6.500%)	10.793%	4/19/37	1,500,000	1,543,238 (a)(g)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.983%	1/25/38	1,260,000	1,282,905 (a)(g)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	8.613%	4/20/35	490,000	492,975 (a)(g)
Ares CLO Ltd., 2017-44A CR (3 mo. Term SOFR + 3.662%)	7.964%	4/15/34	540,000	545,225 (a)(g)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	7.390%	10/23/34	1,150,000	1,156,637 (a)(g)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	10.066%	1/20/38	850,000	854,250 (a)(g)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	10.252%	7/15/37	1,170,000	$1,200,002 (a)(g)
CIFC Funding Ltd., 2021-1A D1R (3 mo. Term SOFR + 3.150%)	7.450%	7/25/37	500,000	510,565 (a)(g)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	9.052%	4/19/35	470,000	472,350 (a)(f)(g)
Dryden CLO Ltd., 2024-119A E (3 mo. Term SOFR + 7.000%)	11.302%	4/15/36	2,000,000	2,063,846 (a)(g)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.893%	1/25/38	1,200,000	1,206,000 (a)(g)
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	15.291%	10/20/37	1,520,000	1,514,156 (a)(g)
HalseyPoint CLO Ltd., 2020-3A D1R (3 mo. Term SOFR + 4.300%)	8.587%	7/30/37	780,000	804,277 (a)(g)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	9.143%	1/20/37	630,000	634,186 (a)(g)
Magnetite Ltd., 2019-24A ER (3 mo. Term SOFR + 6.400%)	10.702%	4/15/35	300,000	303,307 (a)(g)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	9.002%	1/25/38	1,610,000	1,618,050 (a)(f)(g)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	9.200%	1/25/37	840,000	839,977 (a)(g)
Nyack Park CLO Ltd., 2021-1A D (3 mo. Term SOFR + 3.062%)	7.355%	10/20/34	1,000,000	1,007,020 (a)(g)
Ocean Trails CLO Ltd., 2022-12A ER (3 mo. Term SOFR + 7.500%)	11.793%	7/20/35	700,000	708,163 (a)(g)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.633%	1/20/38	1,420,000	1,431,026 (a)(g)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	7.743%	4/20/37	1,000,000	1,018,292 (a)(g)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	7.243%	7/20/37	310,000	316,452 (a)(g)
Palmer Square Loan Funding Ltd., 2022-3A DR (3 mo. Term SOFR + 5.900%)	10.202%	4/15/31	2,000,000	2,010,926 (a)(g)
Sycamore Tree CLO Ltd., 2024-5A E (3 mo. Term SOFR + 7.490%)	11.783%	4/20/36	1,000,000	1,013,991 (a)(g)
Symphony Static CLO Ltd., 2021-1A D (3 mo. Term SOFR + 3.012%)	7.312%	10/25/29	310,000	311,326 (a)(g)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	8.593%	4/18/37	290,000	297,730 (a)(g)
Venture CLO Ltd., 2021-43A D (3 mo. Term SOFR + 3.732%)	8.034%	4/15/34	2,000,000	1,989,293 (a)(g)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.793%	4/20/37	1,150,000	1,177,415 (a)(g)

Total Asset-Backed Securities (Cost — $27,690,687)				28,323,580
Convertible Bonds & Notes — 0.7%
Communication Services — 0.7%
Diversified Telecommunication Services — 0.7%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	2,369,339	2,761,668 (c)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	37,080	659 (d)

Total Convertible Bonds & Notes (Cost — $2,627,663)				2,762,327
			Shares
Preferred Stocks — 0.6%
Financials — 0.6%
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%)	6.125%		51,481	1,273,125 (g)
Chimera Investment Corp., Non Voting Shares (7.750% to 9/30/25 then 3 mo. USD LIBOR + 4.743%)	7.750%		15,711	363,867 (g)
MFA Financial Inc., Non Voting Shares (6.500% to 3/31/25 then 3 mo. USD LIBOR + 5.345%)	6.500%		28,683	705,888 (g)

Total Preferred Stocks (Cost — $2,360,536)				2,342,880
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security			Shares	Value
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			6,292	$166,109 *

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			103,724	2,742 *(i)

Total Common Stocks (Cost — $158,428)				168,851
		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $20,629)		5/28/28	21,545	6,033 *
Total Investments before Short-Term Investments (Cost — $570,011,391)				597,455,476
	Rate		Shares
Short-Term Investments — 1.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $7,673,607)	4.322%		7,673,607	7,673,607 (r)(s)
Total Investments — 150.6% (Cost — $577,684,998)				605,129,083
Liabilities in Excess of Other Assets — (50.6)%				(203,186,494)
Total Net Assets — 100.0%				$401,942,589

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset High Income Fund II Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(f)	Securities traded on a when-issued or delayed delivery basis.
(g)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Value is less than $1.
(l)	The coupon payment on this security is currently in default as of January 31, 2025.
(m)	The maturity principal is currently in default as of January 31, 2025.
(n)	All or a portion of this loan has not settled as of January 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(p)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(q)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(r)	Rate shown is one-day yield as of the end of the reporting period.
(s)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $7,673,607 and the cost was $7,673,607 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

 Western Asset High Income Fund II Inc.
At January 31, 2025, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.750%	12/18/2024	3/25/2025	$14,193,600	Corporate Bonds & Notes Cash	$15,144,039 10,800
Deutsche Bank AG	4.990%	11/14/2024	2/14/2025	5,984,173	Corporate Bonds & Notes Cash	6,351,193 4,553
Deutsche Bank AG	5.000%	12/18/2024	3/25/2025	3,531,600	Corporate Bonds & Notes Cash	4,632,422 2,687
Deutsche Bank AG	5.140%	11/14/2024	2/14/2025	3,889,766	Corporate Bonds & Notes Cash	4,571,500 2,960
Goldman Sachs Group Inc.	5.000%	12/20/2024	TBD***	2,220,206	Corporate Bonds & Notes	3,205,600
Royal Bank of Canada	4.750%	1/30/2025	4/30/2025	6,416,214	Corporate Bonds & Notes	6,762,383
				$36,235,559		$40,688,137

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of January 31, 2025.

At January 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,697,883	GBP	4,635,621	BNP Paribas SA	4/16/25	$(48,433)
USD	7,976,050	EUR	7,713,968	JPMorgan Chase & Co.	4/16/25	(56,162)
EUR	1,500,007	USD	1,554,951	Morgan Stanley & Co. Inc.	4/16/25	6,940
Net unrealized depreciation on open forward foreign currency contracts						$(97,655)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
At January 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.43 Index	$4,280,000	12/20/29	5.000% quarterly	$348,335	$348,870	$(535)

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 Western Asset High Income Fund II Inc.
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Income Fund II Inc. 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$62,727,576	$573,962	$63,301,538
Financials	—	42,560,817	0 *	42,560,817
Health Care	—	30,009,200	0 *	30,009,200
Other Corporate Bonds & Notes	—	287,180,516	—	287,180,516
Senior Loans:
Financials	—	11,887,131	353,335	12,240,466
Industrials	—	12,543,334	1,388,625	13,931,959
Sovereign Bonds	—	—	691,250	691,250
Other Senior Loans	—	33,394,096	—	33,394,096
Sovereign Bonds	—	50,758,154	—	50,758,154
Collateralized Mortgage Obligations	—	29,783,809	—	29,783,809
Asset-Backed Securities	—	28,323,580	—	28,323,580
Convertible Bonds & Notes	—	2,762,327	—	2,762,327
Preferred Stocks	$2,342,880	—	—	2,342,880
Common Stocks:
Health Care	166,109	—	—	166,109
Real Estate	—	2,742	—	2,742
Warrants	6,033	—	—	6,033
Total Long-Term Investments	2,515,022	591,933,282	3,007,172	597,455,476
Short-Term Investments†	7,673,607	—	—	7,673,607
Total Investments	$10,188,629	$591,933,282	$3,007,172	$605,129,083
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$6,940	—	$6,940
Total	$10,188,629	$591,940,222	$3,007,172	$605,136,023

Western Asset High Income Fund II Inc. 2025 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$104,595	—	$104,595
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	535	—	535
Total	—	$105,130	—	$105,130

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were effected in such company for the period ended January 31, 2025.

	Affiliate Value at April 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$5,390,472	$150,267,333	150,267,333	$147,984,198	147,984,198

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$154,912	—	$7,673,607

Western Asset High Income Fund II Inc. 2025 Quarterly Report